Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Lease received	$ 1,081,885
Lease concessions amount	341,396		$ 141,499	$ 598,990
Deferred revenue	6,958,160		6,051,683
Opening deferred revenue	4,920,442		4,823,134	$ 2,936,748
Aggregated amount	$ 6,958,160
Tax benefit amount	50.00%	50.00%
VAT tax rate	3.00%	3.00%
Taxable net income (in Yuan Renminbi) | ¥		¥ 150,000
Cash	$ 2,747,940		3,647,342
Federal deposit insurance corporation	$ 115,452		$ 162,018
Company revenue percentage	10.00%		10.00%	10.00%
Total purchases percentage	10.00%	10.00%	14.70%	21.50%
One Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable percentage	11.70%	11.70%	11.60%
Value Added Tax [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
VAT tax rate	13.00%	13.00%
Taxable net income (in Yuan Renminbi) | ¥		¥ 150,000
Local PRC Tax Authority [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
VAT tax rate	3.00%	3.00%